Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	12 Months Ended
	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	7,850,000
Post-consolidation Basis [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	2,130,550	2,594,550	2,072,050
Issued	7,850,000		642,500
Cancelled / expired	(2,001,825)	(464,000)	(120,000)
Outstanding, end of year	7,978,725	2,130,550	2,594,550
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.51	$ 1.80	$ 2.30
Weighted Average Exercise Price, Issued | $ / shares	0.15		1.20
Weighted Average Exercise Price, Cancelled / expired | $ / shares	1.51	4.23	1.80
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.17	$ 1.51	$ 1.80